BlackRock Large Cap Focus Growth V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Shares
Shares Value
Common Stocks — 98.4%
Capital Markets — 3.4%
S&P Global, Inc. ................... 24,711 $ 10,499,457
Chemicals — 1.3%
Sherwin-Williams Co. (The) ............ 13,978 3,910,066
Commercial Services & Supplies — 1.9%
Copart , Inc.
(a)
..................... 41,616 5,772,972
Entertainment — 4.6%
(a)
Netflix, Inc. ....................... 10,779 6,578,855
Sea Ltd., ADR
(b)
.................... 22,981 7,324,734
13,903,589
Health Care Equipment & Supplies — 1.8%
Danaher Corp. .................... 17,895 5,447,954
Hotels, Restaurants & Leisure — 1.9%
Evolution AB
(c)(d)
.................... 38,245 5,791,798
Industrial Conglomerates — 2.1%
Roper Technologies, Inc. .............. 14,352 6,402,858
Interactive Media & Services — 13.3%
(a)
Alphabet, Inc., Class A ............... 4,583 12,252,742
Facebook, Inc., Class A .............. 43,313 14,699,999
Match Group, Inc. .................. 41,977 6,589,970
Snap, Inc., Class A .................. 93,437 6,902,191
40,444,902
Internet & Direct Marketing Retail — 13.7%
(a)
Amazon.com, Inc. .................. 9,109 29,923,429
Etsy, Inc. ........................ 28,082 5,839,933
MercadoLibre , Inc.
(b)
................. 3,593 6,034,084
41,797,446
IT Services — 12.4%
Adyen NV
(a)(c)(d)
.................... 1,946 5,439,778
Shopify, Inc., Class A
(a)
............... 2,584 3,503,336
Twilio , Inc., Class A
(a)
................ 14,069 4,488,714
Visa, Inc., Class A .................. 92,926 20,699,267
Wix.com Ltd.
(a)(b)
................... 18,927 3,709,124
37,840,219
Life Sciences Tools & Services — 2.5%
Lonza Group AG (Registered) .......... 10,145 7,609,864
Machinery — 2.0%
Chart Industries, Inc.
(a)(e)
.............. 31,431 6,006,778
Pharmaceuticals — 1.7%
Zoetis, Inc. ....................... 27,322 5,304,293
Semiconductors & Semiconductor Equipment — 9.9%
Analog Devices, Inc. ................. 39,297 6,581,462
ASML Holding NV (Registered), NYRS
(b)
... 12,053 8,980,811
Marvell Technology, Inc. .............. 136,657 8,241,784
NVIDIA Corp. ..................... 30,428 6,303,464
30,107,521
Software — 18.1%
Adobe, Inc.
(a)
...................... 14,788 8,513,747
Fair Isaac Corp.
(a)
................... 3,835 1,526,062
Intuit, Inc. ........................ 20,467 11,042,151
Microsoft Corp. .................... 86,234 24,311,089
ServiceNow , Inc.
(a)
.................. 15,536 9,667,587
55,060,636
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc. ....................... 67,747 9,586,200
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 4.7%
LVMH Moet Hennessy Louis Vuitton SE .... 8,297 $ 5,942,844
NIKE, Inc., Class B ................. 58,892 8,552,885
14,495,729
Total Common Stocks — 98.4%
(Cost: $186,669,626) ............................. 299,982,282
Preferred Stocks — 1.0%
Media — 1.0%
ByteDance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,974,965)
(b)(f)(g)
.............. 18,024 3,023,648
Total Preferred Stocks — 1.0%
(Cost: $1,974,965) .............................. 3,023,648
Total Long-Term Investments — 99.4%
(Cost: $188,644,591) ............................. 303,005,930
Short-Term Securities — 1.3%
Money Market Funds — 1.3%
(h)(i)
BlackRock Liquidity Funds,T -Fund, Institutional
Class, 0.01% ................... 2,471,978 2,471,978
SL Liquidity Series, LLC, Money Market Series,
0.13%
(j)
....................... 1,402,439 1,402,859
Total Money Market Funds — 1.3%
(Cost: $3,874,837) .............................. 3,874,837
Par (000)
Pa r (000)
Time Deposits — 0.0%
Brown Brothers Harriman & Co.,
(0.23)%, 10/01/21 ................ AUD —
(k)
237
Hong Kong & Shanghai Bank, 0.00%, 10/04/21 HKD 1 74
Total Time Deposits — 0.0%
(Cost: $311) ................................... 311
Total Short-Term Securities — 1.3%
(Cost: $3,875,148) .............................. 3,875,148
Total Investments — 100.7%
(Cost: $192,519,739 ) ............................. 306,881,078
Liabilities in Excess of Other Assets — (0.7)% ............ (2,011,241)
Net Assets — 100.0% .............................. $ 304,869,837

BlackRock Large Cap Focus Growth V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
(a)
Non-income producing security.
(b)
U.S. dollar denominated security issued by foreign domiciled entity.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
All or a portion of this security is on loan.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,023,648, representing 0.99% of its net assets as of period end, and an original cost of $1,974,965.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
(j)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(k)
Rounds to less than 1,000.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,T -Fund,
Institutional Class
(a)
....... $ 2,458,115 $ 13,863 $ — $ — $ — $ 2,471,978 2,471,978 $ 112 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 4,233,421 — (2,830,335) (227) — 1,402,859 1,402,439 9,149
(b)
—
$ (227) $ — $ 3,874,837 $ 9,261 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
HKD Hong Kong Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

BlackRock Large Cap Focus Growth V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Capital Markets ........................................ $ 10,499,457 $ — $ — $ 10,499,457
Chemicals ............................................ 3,910,066 — — 3,910,066
Commercial Services & Supplies ............................. 5,772,972 — — 5,772,972
Entertainment ......................................... 13,903,589 — — 13,903,589
Health Care Equipment & Supplies ........................... 5,447,954 — — 5,447,954
Hotels, Restaurants & Leisure .............................. — 5,791,798 — 5,791,798
Industrial Conglomerates .................................. 6,402,858 — — 6,402,858
Interactive Media & Services ............................... 40,444,902 — — 40,444,902
Internet & Direct Marketing Retail ............................ 41,797,446 — — 41,797,446
IT Services ........................................... 32,400,441 5,439,778 — 37,840,219
Life Sciences Tools & Services .............................. — 7,609,864 — 7,609,864
Machinery ............................................ 6,006,778 — — 6,006,778
Pharmaceuticals ....................................... 5,304,293 — — 5,304,293
Semiconductors & Semiconductor Equipment .................... 30,107,521 — — 30,107,521
Software ............................................. 55,060,636 — — 55,060,636
Technology Hardware, Storage & Peripherals .................... 9,586,200 — — 9,586,200
Textiles, Apparel & Luxury Goods ............................ 8,552,885 5,942,844 — 14,495,729
Preferred Stocks ......................................... — — 3,023,648 3,023,648
Short-Term Securities:
Money Market Funds ...................................... 2,471,978 — — 2,471,978
Time Deposits .......................................... — 311 — 311
$ 277,669,976 $ 24,784,595 $ 3,023,648 $ 305,478,219
Investments Valued at NAV
(a)
...................................... 1,402,859
$ —
$ 306,881,078
$ —

BlackRock Large Cap Focus Growth V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Preferred Stocks ...................................... 3,023,648 Income Discount Rate 40%
Market Revenue Multiple 9.63x
$ 3,023,648
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.